RIGHT-OF-USE ASSETS AND LEASES LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SUMMARY OF CARRYING AMOUNTS OF RIGHT-OF-USE ASSETS FOR LEASE

The carrying amounts of right-of-use assets for lease are as below:

Net book amount at January 1, 2022	RMB 44,288,000
Net book amount at December 31, 2022	RMB 469,000

Net book amount at January 1, 2023	RMB 469,000
Net book amount at December 31, 2023	RMB nil

SCHEDULE OF LEASE LIABILITIES	The lease liabilities for continuing operations are as below:
	As of December 31,
	2023	2022
	RMB’000	RMB’000
Lease liabilities - current	—	328
Lease liabilities – noncurrent	—	157
	—	485

SCHEDULE OF CONTRACTUAL UNDISCOUNTED CASH FLOWS FOR THE LEASES	Contractual undiscounted cash flows for the leases:
As of December 31, 2023
Within one year	One to five years	Total contractual undiscounted cash flow
RMB’000	RMB’000	RMB’000
—	—	—

SUMMARY OF CONSOLIDATED INCOME STATEMENT SHOWING THE AMOUNTS RELATING TO LEASES

The consolidated income statement shows the following amounts from continuing operations relating to leases:

Year ended
December 31, 2023
Amortization charge of right-of-use assets	—
Interest expense	—

Year ended
December 31, 2022
Amortization charge of right-of-use assets	484
Interest expense	25

Year ended
December 31, 2021
Amortization charge of right-of-use assets	1,266
Interest expense	51

The consolidated income statement shows the following amounts from discontinued operations relating to leases:

Year ended
December 31, 2023
Amortization charge of right-of-use assets	4,267
Interest expense	293

Year ended
December 31, 2022
Amortization charge of right-of-use assets	12,801
Interest expense	1,479

Year ended
December 31, 2021
Amortization charge of right-of-use assets	12,801
Interest expense	2,115